Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000111998
Account Value [Line Items]
Line Graph and Table Measure Name			Hamlin High Dividend Equity Fund, Institutional Class Shares
Accumulated Value		$ 100,000		$ 115,064	$ 132,100	$ 122,221	$ 149,425	$ 156,418	$ 205,320	$ 198,230	$ 225,334	$ 269,948	$ 291,971
C000111999
Account Value [Line Items]
Line Graph and Table Measure Name			Hamlin High Dividend Equity Fund, Investor Class Shares
Accumulated Value		10,000		11,462	13,105	12,082	14,719	15,360	20,104	19,350	21,929	26,191	28,244
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		100,000		111,960	136,403	130,422	171,487	203,039	261,322	213,995	270,249	337,864	398,274
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Equity Income Funds Index
Accumulated Value		100,000		114,338	133,134	124,327	157,129	164,556	204,384	193,005	213,034	243,131	280,119
Russell 1000 Value Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 1000 Value Index (USD) (TR)
Accumulated Value		100,000		117,340	133,374	122,348	154,821	159,149	199,192	184,177	205,288	234,785	272,131
Lipper Equity Income Funds Index
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Equity Income Funds Index
Accumulated Value		10,000		11,434	13,313	12,433	15,713	16,456	20,438	19,301	21,303	24,313	28,012
Russell 1000 Value Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 1000 Value Index (USD) (TR)
Accumulated Value		$ 10,000		$ 11,734	$ 13,337	$ 12,235	$ 15,482	$ 15,915	$ 19,919	$ 18,418	$ 20,529	$ 23,478	$ 27,213

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.